Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2019
Document Effective Date	Oct. 31, 2019
Prospectus Date	Nov. 01, 2019